Earning per Share	12 Months Ended
Dec. 31, 2017
Earning per Share [Abstract]
EARNING PER SHARE
NOTE 9:-	EARNING PER SHARE

Basic loss per share is computed by dividing the Company’s loss by the weighted average number of Ordinary Shares outstanding during the period. The options of the Company in the reporting periods were not taken into account in the computation of diluted loss per share, since the effect of these potential Ordinary Shares is anti-dilutive. Therefore, the diluted loss per share is identical to the basic loss per share.

Set forth below is data taken into account in the computation of loss per share:

	December 31, 2017	December 31, 2016	December 31, 2015
	US Dollars	US Dollars	US Dollars
Loss as reported in the financial statements	299,325	87,352	253,877

Weighted average number of shares outstanding during the period	82,512,544	81,519,167	79,873,732

Basic and diluted loss per share	0.0036	0.0011	0.0032